RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Amounts payable, related party transactions	$ 18,000	$ 95,345
Percentage of directors reduction fees	20.00%
Adjustment of directors fees	$ 30,488